Loans (Composition of Loans Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	May 31, 2012
Financing Receivable, Impaired [Line Items]
Gross loans	$ 2,606,197	$ 2,146,369
Virginia Savings Bank [Member]
Financing Receivable, Impaired [Line Items]
Gross loans	48,833	65,219
Carrying value	3,182	7,018
Contractually required principal and interest	3,932	10,759	11,567
Community Bank [Member]
Financing Receivable, Impaired [Line Items]
Gross loans	279,890	0
Carrying value	26,330	0
Contractually required principal and interest	38,566	0
Virginia Savings Bank and Community Bank [Member]
Financing Receivable, Impaired [Line Items]
Gross loans	328,723	65,219
Carrying value	29,512	7,018
Contractually required principal and interest	$ 42,498	$ 10,759